Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 2,236	$ 2,384	$ 2,020
Fair value of restricted stock awards vested	$ 1,560	$ 1,971	$ 1,650
Weighted average fair value of stock awards granted	$ 25.09	$ 18.47	$ 17.77